Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 127,781,000
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	403,180,000	$ 387,603,000
Accumulated Amortization	(300,780,000)	(283,671,000)
Net Book Value	102,400,000	103,932,000
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	19,396,000	17,508,000
Accumulated Amortization	(10,246,000)	(8,970,000)
Net Book Value	9,150,000	8,538,000
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,286,000	16,278,000
Accumulated Amortization	(15,936,000)	(14,030,000)
Net Book Value	6,350,000	2,248,000
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,520,000	93,609,000
Accumulated Amortization	(92,639,000)	(86,925,000)
Net Book Value	9,881,000	6,684,000
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	4,367,000	7,066,000
Accumulated Amortization	(4,367,000)	(7,066,000)
Net Book Value	0	0
Other Intangible Assets [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	551,749,000	522,064,000
Accumulated Amortization	(423,968,000)	(400,662,000)
Net Book Value	$ 127,781,000	$ 121,402,000